Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments (Textual)
Rental expense	$ 1,783,888	$ 1,426,695	$ 788,216
Operating lease expiration	Between February 2016 and December 2024.
Rent free period	5 years